FEDERATED STOCK AND BOND FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES

FEDERATED TARGET ETF FUNDS
Federated Target ETF Fund 2015
Federated Target ETF Fund 2025
Federated Target ETF Fund 2035
Each a Portfolio of Federated Managed Allocation Portfolios

CLASS A SHARES
CLASS K SHARES
INSTITUTIONAL SHARES


SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED JANUARY 31, 2006 AND MARCH 7, 2006, RESPECTIVELY.


On the Appendix of each of the above SAIs, please replace the subsection entitled "Securities Lending Agent" with the following:






SECURITIES LENDING AGENT
Citigroup
Metropolitan West Securities, LLC





                                                              September 29, 2006



Cusip  313911109
       313911208
       313911307
       313911406
       314212853
       314212846
       314212838
       314212820
       314212812
       314212796
       314212788
       314212770
       314212762



35623 (9/06)



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